Note 5 - Derivative Instruments (Details) - Gains and Losses on Derivative Instruments (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Nicor Gas [Member]
Note 5 - Derivative Instruments (Details) - Gains and Losses on Derivative Instruments [Line Items]
Realized losses related to hedging natural gas costs	$ 4	$ (35)
Elizabethtown Gas [Member]
Note 5 - Derivative Instruments (Details) - Gains and Losses on Derivative Instruments [Line Items]
Realized losses related to hedging natural gas costs	$ (6)	$ (28)